Hedging Financial Instruments - Summary of hedging financial instruments (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities- current
Financial liabilities current		$ 27,334.2
Fair value hedges [member] | Interest rate futures contracts [member]
Financial assets- current
Financial assets current	$ 11.0
Financial liabilities- current
Financial liabilities current		43.8
Hedges of net investments in foreign operations [member] | Bank loans [member]
Financial liabilities- current
Financial liabilities current		$ 27,290.4